Cost of Revenue (Excluding Impairment Loss)	6 Months Ended
Jun. 30, 2023
Cost of Revenue (Excluding Impairment Loss) [Abstract]
COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)
10.	COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

Cost of revenue (excluding impairment loss) consisted of the following:

	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Lease expenses	84,265	42,629
Employee compensation and benefits	37,283	20,964
Depreciation and amortization	27,374	10,638
Advertising costs	84,724	142,479
Other operating costs(i)	74,740	55,165
Total	308,386	271,875

Notes:

(i)	Including costs for construction and design services, utilities, maintenance, daily cleaning and others.